LEASES (Details 1) - Leases - USD ($)	Sep. 30, 2024	Dec. 31, 2023
2024 (three months remaining)	$ 10,872	$ 27,717
2025	27,717	27,717
2026	27,717	27,717
2027	27,012	27,012
Thereafter	5,832	8,021
Total lease payments	99,150	118,184
Less : Imputed interest	(15,642)	$ (22,190)
Present value of lease liabilities	$ 83,508